Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.22	As at 31.12.21
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	16,463	15,549
Performance guarantees, acceptances and endorsements	5,877	5,797
Total	22,340	21,346

Commitments
Documentary credits and other short-term trade related transactions	1,888	1,584
Standby facilities, credit lines and other commitments	396,038	344,127
Total	397,926	345,711